Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Supplement [Text Block]	dbxetf_SupplementTextBlock

May 25, 2017

DBX ETF TRUST

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated December 30, 2016, as supplemented

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved a reduction in the Fund’s unitary management fee to 0.19% and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.19% because of the redundancy. The reduction in the unitary management fee for the Fund became effective as of May 24, 2017.

Accordingly, effective that date, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.19
Other Expenses	None
Total Annual Fund Operating Expenses	0.19

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

May 25, 2017

DBX ETF TRUST

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated December 30, 2016, as supplemented

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved a reduction in the Fund’s unitary management fee to 0.19% and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.19% because of the redundancy. The reduction in the unitary management fee for the Fund became effective as of May 24, 2017.

Accordingly, effective that date, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.19
Other Expenses	None
Total Annual Fund Operating Expenses	0.19

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF | Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243